Shareholders' equity - Outstanding options for the purchases of one common share per option (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	9,040,000	8,438,000
Granted	2,970,000	2,810,000
Exercised	(3,482,000)	(2,118,000)
Forfeited	125,000	90,000
Ending balance	8,403,000	9,040,000
Number of stock options vested | shares	6,833,000
Exercise price per option	$ 3.10	$ 1.57	$ 0.37
September 25, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,000,000
Exercised	(3,000,000)
Ending balance		3,000,000
Exercise price per option	$ 0.18
November 3, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,420,000
Exercised	(20,000)
Ending balance	2,400,000	2,420,000
Number of stock options vested | shares	2,400,000
Exercise price per option	$ 0.58
May 10, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	250,000
Exercised	(250,000)
Ending balance		250,000
Exercise price per option	$ 0.52
July 3, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	300,000
Ending balance	300,000	300,000
Number of stock options vested | shares	300,000
Exercise price per option	$ 0.51
October 29, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	70,000
Exercised	(30,000)
Ending balance	40,000	70,000
Number of stock options vested | shares	40,000
Exercise price per option	$ 0.52
September 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	200,000
Exercised	(100,000)
Ending balance	100,000	200,000
Number of stock options vested | shares	100,000
Exercise price per option	$ 0.51
January 2, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	100,000
Ending balance	100,000	100,000
Number of stock options vested | shares	100,000
Exercise price per option	$ 0.45
July 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,450,000
Exercised	(82,000)
Forfeited	125,000
Ending balance	2,243,000	2,450,000
Number of stock options vested | shares	1,343,000
Exercise price per option	$ 4.41
October 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	250,000
Ending balance	250,000	250,000
Number of stock options vested | shares	125,000
Exercise price per option	$ 4.00
April 6, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	550,000
Ending balance	550,000
Number of stock options vested | shares	320,000
Exercise price per option	$ 8.47
June 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	200,000
Ending balance	200,000
Number of stock options vested | shares	50,000
Exercise price per option	$ 6.59
June 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	100,000
Ending balance	100,000
Number of stock options vested | shares	25,000
Exercise price per option	$ 6.70
October 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	100,000
Ending balance	100,000
Number of stock options vested | shares	10,000
Exercise price per option	$ 5.04
December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,920,000
Ending balance	1,920,000
Number of stock options vested | shares	1,920,000
Exercise price per option	$ 3.13
December 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	100,000
Ending balance	100,000
Number of stock options vested | shares	100,000
Exercise price per option	$ 3.61